UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22419

Wells Fargo Multi-Strategy 100 TEI Fund A, LLC
(Exact name of registrant as specified in charter)
c/o Wells Fargo Alternative Asset Management, LLC
333 Market Street, 29th Floor, MAC A0119-291 San Francisco, CA 94105
(Address of principal executive offices) (Zip code) Dede Dunegan Wells Fargo Alternative Asset Management, LLC 550 California Street, 6th Floor MAC A0112-063 San Francisco, CA 94104
(Name and address of agent for service)
Registrant's telephone number, including area code: (415) 371-4000
Date of fiscal year end: January 31
Date of reporting period: January 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Wells Fargo Multi-Strategy 100 TEI Fund A, LLC

Consolidated Financial Statements for the
Period from September 1, 2010 (inception date)
to January 31, 2011 with
Report of Independent Registered Public Accounting Firm

Wells Fargo Multi-Strategy 100 TEI Fund A, LLC

Table of Contents

Page

Report of Independent Registered Public Accounting Firm	1

Consolidated Statement of Assets, Liabilities and Members’ Capital	2

Consolidated Statement of Operations	3

Consolidated Statements of Changes in Members’ Capital	4

Consolidated Statement of Cash Flows	5

Consolidated Financial Highlights	6

Notes to Consolidated Financial Statements	7

Supplemental Information
11
Financial Statements of Wells Fargo Multi - Strategy 100 Master Fund I, LLC

Report of Independent Registered Public Accounting Firm

To the Unitholders and Board of Managers of
Wells Fargo Multi-Strategy 100 TEI Fund A, LLC:

We have audited the accompanying consolidated statement of assets, liabilities and members’ capital of the Wells Fargo Multi-Strategy 100 TEI Fund A, LLC, (the “Fund”) as of January 31, 2011, and the related consolidated statements of operations, changes in members’ capital, cash flows, and consolidated financial highlights for the period September 1, 2010 (inception date) to January 31, 2011.  These consolidated financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of the securities owned as of January 31, 2011, by correspondence with the transfer agent of the Wells Fargo Multi-Strategy 100 Master Fund I, LLC or other appropriate auditing procedures.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of Wells Fargo Multi-Strategy 100 TEI Fund A, LLC as of January 31, 2011, and the related consolidated results of their operations, consolidated changes in members’ capital, consolidated cash flows, and consolidated financial highlights for the period September 1, 2010 (inception date) to January 31, 2011, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
March 25, 2011

Wells Fargo Multi-Strategy 100 TEI Fund A, LLC

Consolidated Statement of Assets, Liabilities and Members’ Capital
As of January 31, 2011

Assets

Investment in Wells Fargo Multi-Strategy 100 Master Fund I, LLC (the "Master Fund")	$5,397,376
Cash and cash equivalents	22,165
Investment in the Master Fund paid in advance	227,400
Expense reimbursement receivable from Adviser	73,868
Prepaid offering costs	18,226
Total assets	5,739,035

Liabilities

Subscriptions received in advance	246,020
Investor servicing fees payable	9,894
Directors' fees payable	2,350
Accrued expenses and other liabilities	41,282
Total liabilities	299,546

Members' Capital

Total members' capital	$5,439,489

Members' Capital per Unit

Units outstanding	5,051.7986
Members' capital per Unit	$1,076.7429

See Notes to Consolidated Financial Statements.

2

Wells Fargo Multi-Strategy 100 TEI Fund A, LLC

Consolidated Statement of Operations
For the Period from September 1, 2010 (inception date) to January 31, 2011

Net Investment Income/(Loss) Allocated from Master Fund

Investment income	$6,243
Expenses	(27,150)
Net investment income/(loss) allocated from Master Fund	(20,907)

Fund Income

Interest	27

Fund Expenses

Organizational and offering fees	35,797
Accounting and administration services fees	25,581
Investor servicing fees	12,481
Registration fees	5,849
Directors' fees	3,917
Professional fees	3,400
Custody fees	1,090
Other operating expenses	4,661
Total expenses	92,776
Less: Expense reimbursement	(73,868)
Net expenses	18,908
Net investment loss	(39,788)

Net Realized and Unrealized Gain/(Loss) on Investments Allocated from Master Fund

Net realized gain from investments	73,977
Net change in unrealized appreciation on investments	256,506
Total net realized and unrealized gain from investments	330,483

Net increase in members' capital resulting from operations	$290,695

See Notes to Consolidated Financial Statements.

3

Wells Fargo Multi-Strategy 100 TEI Fund A, LLC

Consolidated Statements of Changes in Members’ Capital

For the Period from September 1, 2010 (inception date) to January 31, 2011
Increase (Decrease) in Members' Capital
Operations

Net investment loss	$(39,788)
Net realized gain from investments	73,977
Net change in unrealized appreciation on investments	256,506
Net increase in members' capital resulting from operations	290,695

Capital Transactions

Issuance of Units	5,148,794
Increase in members' capital derived from capital transactions	5,148,794

Members' Capital

Total increase in members' capital	5,439,489
Beginning of period	–
End of period	$5,439,489

See Notes to Consolidated Financial Statements.

4

Wells Fargo Multi-Strategy 100 TEI Fund A, LLC

Consolidated Statement of Cash Flows
For the Period from September 1, 2010 (inception date) to January 31, 2011

Cash Used for Operating Activities

Net increase in members' capital resulting from operations	$290,695
Adjustments to reconcile net increase in members' capital resulting from operations to net cash used in operating activities:
Increase in expense reimbursement receivable from Adviser	(73,868)
Increase in investment in the Master Fund paid in advance	(227,400)
Increase in prepaid offering costs	(18,226)
Increase in directors' fees payable	2,350
Increase in investor servicing fees payable	9,894
Increase in accrued expenses and other liabilities	41,282
Net investment loss allocated from the Master Fund	20,907
Net realized gain from investments allocated from the Master Fund	(73,977)
Net change in unrealized appreciation on investments allocated from the Master Fund	(256,506)
Purchases of interest in the Master Fund	(5,087,800)

Net cash used in operating activities	(5,372,649)

Cash Provided by Financing Activities

Proceeds from issuance of Units (net of change in subscriptions received in advance of $246,020)	5,394,814
Net cash provided by financing activities	5,394,814

Cash and Cash Equivalents

Net increase in cash and cash equivalents	22,165
Cash and cash equivalents at beginning of period	–
Cash and cash equivalents at end of period	$22,165

See Notes to Consolidated Financial Statements.

5

Wells Fargo Multi-Strategy 100 TEI Fund A, LLC

Consolidated Financial Highlights

	For the Period from September 1, 2010 (a) (inception date) to January 31, 2011
Per unit operating performance: (For unit outstanding throughout the period)

Members' capital per Unit at beginning of period	$1,000.0000

Income from investment operations:

Net investment loss(b)	(10.4348)
Net realized and unrealized gain from investments	87.1777
Total from investment operations	76.7429
Members' capital per Unit at end of period	$1,076.7429
Total return	7.67%

Ratios to average members' capital:

Expenses gross of waiver(c) (d)	7.29%
Expenses net of waiver(c) (d)	2.80%
Net investment loss(c) (d)	(2.42%	)

Members' capital, end of period (in thousands)	$5,439

(a)	Inception date.
(b)	Based on average units outstanding.
(c)	The expense ratio does not include expenses of the Trusts in which the Master Fund invests.
(d)	Annualized for periods less than one year.
See the financial statements of the Master Fund for the portfolio turnover of the Master Fund.

See Notes to Consolidated Financial Statements.

6

Wells Fargo Multi-Strategy 100 TEI Fund A, LLC

Notes to Consolidated Financial Statements
January 31, 2011

1. Organization and Description of Business

Wells Fargo Multi-Strategy 100 TEI Fund A, LLC (the “TEI Fund”), a Delaware limited liability company, has been registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company since September 1, 2010.  The TEI Fund is a “feeder” fund in a “master-feeder” structure and indirectly invests substantially all of its investable assets in the Wells Fargo Multi-Strategy 100 Master Fund I, LLC (the “Master Fund”) through Wells Fargo Multi-Strategy 100 TEI Fund A, LDC (the “Offshore Feeder Fund”).  The Master Fund, the Offshore Feeder Fund, and the TEI Fund together are referred as the “Funds”. The TEI Fund is designed solely for investment by investors who are tax-exempt (“Tax-Exempt Members”) or who are non-United States persons.  The structure of the TEI Fund should enable Tax-Exempt Members to invest without receiving unrelated business taxable income, which would be taxable income to such Tax-Exempt Members regardless of their tax-exempt status.  The financial statements of the Master Fund, including its schedule of investments and notes to financial statements, are an integral part of these financial statements and should be read in conjunction with these financial statements.  These financial statements are consolidated financial statements of the TEI Fund and the Offshore Feeder Fund.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the TEI Fund and the Offshore Feeder Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation – The TEI Fund invests substantially all of its assets in the Offshore Feeder Fund and owns 100% of the beneficial interests of the Offshore Feeder Fund. The Offshore Feeder Fund records its investment in the Master Fund at fair value based on the most recently determined net asset value per unit of the relevant series of the Master Fund.  The value of such investments in the Master Fund reflects the TEI Fund and Offshore Feeder Fund’s proportionate interest (2.98% at January 31, 2011) in the members' capital of the Master Fund.  The performance of the TEI Fund is directly affected by the performance of the Master Fund. Valuation of the investments held by the Master Fund, including the categorization of fair value measurements, is discussed in the notes to the Master Fund’s financial statements, which are attached to this report. The TEI Fund and the Offshore Feeder Fund have the same investment objective and strategies as the Master Fund.

(b)  Income taxes – The TEI Fund intends to operate as a partnership and not as an association or a publicly traded partnership taxable as a corporation for U.S. federal income tax purposes.  The TEI Fund should not be subject to U.S. federal income tax, and each Tax-Exempt Member will be required to report on its own annual tax return, to the extent required, the Tax-Exempt Member’s distributive share of the TEI Fund’s taxable income or loss.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.  Management has analyzed each Fund's tax positions and has concluded that no provision for income tax is required in any Fund’s financial statements.  The TEI Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  The TEI Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the year ended January 31, 2011, the TEI Fund did not incur any interest or penalties.

7

Wells Fargo Multi-Strategy 100 TEI Fund A, LLC

Notes to Consolidated Financial Statements (continued)
January 31, 2011

(c)  Investment transactions and investment income – Purchases and sales of interests in the Master Fund are recorded on a trade-date basis and related revenues and expenses are recorded on accrual basis.  The TEI Fund adopted the tax allocation rules provided for in Section 704(b) of the Internal Revenue Code.  Accordingly, its proportionate share of the Master Fund’s income, expenses, realized and unrealized gains and losses are allocated monthly using the aggregate method.  In addition, the TEI Fund records its own investment income and operating expenses on an accrual basis.

(d)  Cash and Cash Equivalents – The TEI Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits.  The TEI Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits.  All interest income earned will be paid to the TEI Fund.

(e)  Distributions – The TEI Fund presently does not intend to make periodic distributions of its net income or gains, if any, to Tax-Exempt Members.  The amount and times of distributions, if any, will be determined in the sole and absolute discretion of the TEI Fund’s board of managers (the “TEI Fund Board”).

(f)  Use of estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

(g)  Operating Expenses – The TEI Fund bears all expenses incurred in its business and operations.  Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses.  The TEI Fund will also, based upon its interest in the Master Fund, bear a proportionate interest in the operating expenses paid by the Master Fund.

(h)  Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the “Administrator”) serves as the Administrator to the Fund.  PFPC Trust Company (the “Custodian”), which will be renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, serves as the Custodian to the Fund.  The TEI Fund pays the Administrator and the Custodian in consideration of these services.

3.  Related Party Transactions

Wells Fargo Alternative Asset Management, LLC, a Delaware limited liability company (the “Adviser” or “WFAAM”), is the investment adviser to the TEI Fund and the Master Fund. WFAAM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.  The Adviser is exempt from registering as a “commodity trading advisor” with the Commodity Futures Trading Commission (“CFTC”) under CFTC Rule 4.14(a)(8), and the Funds each are exempt from registering as a “commodity pool operator” pursuant to CFTC Rule 4.5.  As compensation for services and facilities provided by the Adviser under the terms of an investment advisory agreement entered into between the Master Fund and the Adviser dated as of July 31, 2008 (the “Advisory Agreement”), the Master Fund pays the Adviser each month a fee (“Management Fee”) equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding limited liability company interests (“Master Fund Interests”) of the Master Fund. In addition, the TEI Fund Board has approved a service agreement entered into between the TEI Fund and the Adviser under the same terms, except as set forth in the next sentence.  Under such agreement, the TEI Fund does not pay the Adviser a fee if and for so long as the Fund is invested solely in the Master Fund.

8

Wells Fargo Multi-Strategy 100 TEI Fund A, LLC

Notes to Consolidated Financial Statements (continued)
January 31, 2011

The placement agent for the TEI Fund is Alternative Strategies Brokerage Services, Inc. (“Placement Agent”).  Investors will be assessed a placement fee (“Placement Fee”) by the placement agent on subscriptions in the amount of 2.00% on the first $500,000 subscribed for in the TEI Fund, 1.00% on the next $500,000 subscribed for in the TEI Fund, and 0.50% on any amount over $1,000,000 subscribed for in the TEI Fund.  In addition, WFAAM may pay a portion of the Management Fees it receives from the Master Fund to the Placement Agent, its affiliates or their registered representatives.

The Fund pays to the Adviser a quarterly Member servicing fee (an “Investor Servicing Fee”) equal to 0.75% (on an annualized basis) of the Fund’s average month-end members' capital during the applicable quarter, payable in arrears. The Adviser pays such fee to broker-dealers and other financial intermediaries (“Intermediaries”) to compensate such Intermediaries for providing on-going investor services to their clients who are Members. The Adviser or its affiliates also may pay additional compensation from their own resources to Intermediaries.

The Fund has an expense limitation agreement (the "Expense Limitation Agreement") in place, whereby the Adviser has contractually agreed to limit total annualized expenses of the Fund, including the Fund’s proportionate share of expenses allocated from the Master Fund (exclusive of borrowing and investment-related costs, taxes, litigation and indemnification expenses, judgments and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 2.80% for the 12 months ending August 31, 2011. Actual Fund expenses could be higher in the absence of the Adviser’s contractual limitation.  The Adviser is permitted to recover from the Fund expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s expenses fall below the annual rates set forth in any applicable Expense Limitation Agreement.  The Fund, however, is not obligated to pay any such amount more than three years after the end of the fiscal year in which the Adviser deferred a fee or reimbursed an expense.  Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate set forth above in the period in which the Adviser is reimbursed.

4.  Investment Transactions

Costs of purchases of interests in the Master Fund for the period ended January 31, 2011 were $5,087,800.  There were no proceeds from sales of interests in the Master Fund for the period ended January 31, 2011.

5.  Capital Share Transactions

The TEI Fund offers and sells units of limited liability company interest (the “Units”) to investors eligible to invest in the TEI Fund.  The TEI Fund intends to accept initial and additional subscriptions for Units made after the closing date and the commencement of the TEI Fund’s investment operations only once each month, effective as of the opening of business on the first business day in that month at the relevant net asset value per Unit (“Unit Value”) of the TEI Fund as of the close of business on the last business day of the prior month.  The TEI Fund Board may discontinue accepting subscriptions at any time.  The minimum initial investment in the TEI Fund is $50,000.  The minimum additional investment is $10,000.  No Tax-Exempt Member of the TEI Fund or other person holding Units of the TEI Fund acquired from a Tax-Exempt Member will have the right to require the TEI Fund to redeem those Units.  The TEI Fund from time to time will offer to repurchase outstanding Units pursuant to written tenders by Tax-Exempt Members. Repurchase offers will be made at such times and on such terms as may be determined by the TEI Fund Board in its sole discretion and generally will be offers to repurchase an aggregate specified dollar amount of outstanding Units.

9

Wells Fargo Multi-Strategy 100 TEI Fund A, LLC

Notes to Consolidated Financial Statements (continued)
January 31, 2011

Transactions in capital were as follows:

For the Period from September 1, 2010 (inception date) to January 31, 2011	Unit(s)	Amount
Units issued	5,052	$5,148,794
Units tendered	-	-
Net increase	5,052	$5,148,794

6.  Risk Factors

An investment in the TEI Fund involves various risks.  The TEI Fund allocates assets to the Master Fund.  The Master Fund allocates assets to Trusts (as defined in the Master Fund’s financial statements) that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.  No guarantee or representation is made that the investment program will be successful.

7.  Subsequent Events

Management has evaluated the impact of all subsequent events on the TEI Fund through financial statement issuance, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

10

Wells Fargo Multi-Strategy 100 TEI Fund A, LLC

Supplemental Information (unaudited)

The Board of Managers of the Fund

The Fund’s Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business.  The Fund’s Board exercises the same powers, authority and responsibilities on behalf of the Fund, as is customarily exercised by the board of directors of a registered investment company organized as a corporation or trust.  The Offshore Feeder Fund has two members: the TEI Fund (which serves as the managing member) and the Adviser (which holds only a nominal, non-voting, non-participating interest).  The Offshore Feeder Fund does not have a board of directors.  The members of the Offshore Feeder Fund have delegated the day-to-day management, as well as general oversight responsibilities of the Offshore Feeder Fund, to the TEI Fund.  The TEI Fund’s Board therefore effectively makes all decisions on behalf of the Offshore Feeder Fund.

The managers of the Fund’s Board (the “Managers of the Board”) are not required to contribute to the capital of the Fund or to hold Units of the Fund.  A majority of the Managers of the Board are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (collectively, the “Independent Managers”).  The Independent Managers perform the same functions for the Fund as are customarily exercised by the non-interested directors or trustees of a registered investment company organized, respectively, as a corporation or a trust.

The identity of the managers and officers of the Fund and brief biographical information regarding each such person during the past five years is set forth below.  Each manager who is deemed to be an “interested person” of the Fund as defined in the 1940 Act (an “Interested Manager”) is indicated by an asterisk.  The business address of each person listed below is 333 Market Street, 29th Floor, San Francisco, CA 94105.

Managers

Name and Age	Position(s) with the Funds	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex2 Overseen by Manager	Other Directorships Held by Manager
Adam Taback* Age: 39	Manager, President	Indefinite term (since March 15, 2011)	President, Wells Fargo Alternative Asset Management, LLC, since March 15, 2011; President, Alternative Strategies Group, Inc., since 2001	8	ASGI Agility Income Fund, ASGI Aurora Opportunities Fund, LLC, ASGI Corbin Multi-Strategy Fund, LLC
Dennis G. Schmal, 63	Manager, Audit Committee Chairperson	Indefinite term (since August 1 2008)	Self-employed; Board Director and Consultant	8
Director of Grail Advisors ETF Trust (5 Funds) since 2009, Director of the AssetMark mutual funds (13 Funds) since 2007; Chairman of the Board of Directors of Pacific Metrics Corporation since 2005; Director of Varian Semiconductor Equipment Associates since 2004; Director of Merriman Curhan Ford Group since 2003; Director of North Bay Bancorp from 2006 to 2007.

11

Wells Fargo Multi-Strategy 100 TEI Fund A, LLC

Supplemental Information (unaudited) (continued)

Name and Age	Position(s) with the Funds	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex2 Overseen by Manager	Other Directorships Held by Manager
Timothy H. Holmes, 49	Manager, Nominating and Compensation Committee Chairperson	Indefinite term (since August 1 2008)	Consultant – Coast Asset Management since 2008; Portfolio Manager of Nuveen Asset Management 2007 to 2008; Managing Member/Chief Operating Officer of Ascendant Capital Partners/ BayStar Capital LLC from 2003 to 2006.	8	None.

*     Indicates an Interested Manager.

(1)
Each Independent Manager serves until death, retirement, resignation or removal from the Fund Board or the Master Fund Board.  Any Independent Manager may be removed either (a) with or without cause by the vote or written consent of at least two thirds (2/3) of the Independent Managers not subject to the removal vote (but only if there are at least three Independent Managers serving on the Board at the time of such vote or written consent) or (b) with or without cause by, if at a meeting, a vote of the Members holding a majority of the total number of votes present at such meeting or, if by written consent, a vote of Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members.

(2)	The “Fund Complex” is comprised of 8 registered investment companies, including the Fund.

Principal Officers who are not Managers:

Name and Age	Position(s) with the Funds	Length of Time Served(1)	Principal Occupation During Past Five Years
Yukari Nakano Age: 58	Chief Operating Officer	Since March 15, 2011	Senior Vice President (since 2003) and Chief Operating Officer (since 2010), Alternative Strategies Group, Inc.
Michael Roman Age: 30	Treasurer	Since March 15, 2011	Fund Reporting Manager, Alternative Strategies Group, Inc., since 2007; Senior Analyst, Alternative Strategies Group, Inc., 2006; Senior Financial Analyst, Turbine, Inc., 2003-2006.
Doretta L. Dunegan, 54	Chief Compliance Officer, Secretary	Since August 1 2008	CCO of WFAAM since 2005, Vice President and Compliance Manager, Wells Fargo Wealth Management since 2004; CCO of Nelson Capital Management, LLC from 2005 to 2009.

(1)	Each officer serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

12

Wells Fargo Multi-Strategy 100 TEI Fund A, LLC

Supplemental Information (unaudited) (continued)

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting Policies

Information on how the Master Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (415) 371-4000 and on the SEC’s web site at www.sec.gov.

13

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Financial Statements for the
Year Ended January 31, 2011 with
Report of Independent Registered Public Accounting Firm

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Table of Contents

Page

Report of Independent Registered Public Accounting Firm	1

Schedule of Investments	2

Statement of Assets, Liabilities and Members’ Capital	4

Statement of Operations	5

Statements of Changes in Members’ Capital	6

Statement of Cash Flows	7

Financial Highlights	8

Notes to Financial Statements	10

Supplemental Information	19

Report of Independent Registered Public Accounting Firm

To the Unitholders and Board of Managers of
Wells Fargo Multi-Strategy 100 Master Fund I, LLC:

We have audited the accompanying statement of assets, liabilities and members’ capital including the Schedule of Investments, of the Wells Fargo Multi-Strategy 100 Master Fund I, LLC, (the “Fund”) as of January 31, 2011, and the related statement of operations for the year then ended, statements of changes in members’ capital for each of the years in the two year period then ended, statement of cash flows for the year then ended, and financial highlights for each of the years or periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of the securities owned as of January 31, 2011, by correspondence with the transfer agent of the underlying funds or other appropriate auditing procedures.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wells Fargo Multi-Strategy 100 Master Fund I, LLC as of January 31, 2011, and the results of its operations for the year then ended, changes in members’ capital for each of the years in the two year period then ended, cash flows for the year then ended, and financial highlights for each of the years or periods in the three year period then ended, in conformity with U.S. generally accepted accounting principles.

March 25, 2011

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Schedule of Investments As of January 31, 2011

Strategy	Trusts	Cost	Fair Value
Convertible Arbitrage - 4.3%
	HFR CA Lazard Rathmore Fund	$5,216,876	$7,705,777
	Distressed Securities - 11.4%
	HFR DS Feingold O'Keeffe Fund	4,247,796	4,816,278
	HFR DS Tiedemann Fund	3,576,384	3,680,795
	HFR EM Outrider Fund	11,106,366	12,200,481
			20,697,554
Equity Hedge - 25.0%
	HFR HE 360 Fund	11,816,921	11,467,972
	HFR HE Ajia Lighthorse China Growth Fund	9,848,091	12,226,723
	HFR HE Jade Fund	8,491,506	14,766,014
	HFR HE Systematic Fund	6,032,667	6,868,391
			45,329,100
Event Driven - 9.6%
	HFR ED Courage Special Situations Fund	4,831,621	4,423,303
	HFR ED Global Fund	7,112,563	7,620,760
	HFR ED York Fund	4,790,088	5,260,356
			17,304,419
Macro - 9.4%
	HFR Macro Galtere Commodity Fund	5,262,400	5,393,299
	HFR Macro GAM Global Rates Fund	5,715,730	6,103,716
	HFR MF Beach Fund	1,821,465	2,020,335
	HFR MF Diversified Select Fund	3,462,081	3,502,659
			17,020,009
Market Neutral - 1.9%
	HFR MN Sabre Style Arbitrage Fund	3,548,000	3,459,555
Merger Arbitrage - 5.9%
	HFR MA Select Opportunity Fund	3,337,227	3,655,294
	HFR MA Shorewater Fund	3,332,780	3,458,861
	HFR MA Strategic Fund	3,090,638	3,486,379
			10,600,534
Relative Value - 24.7%
	HFR RVA Advent Global Opportunity Fund	11,270,296	12,429,534
	HFR RVA Constellation Fund	3,462,730	3,509,949
	HFR RVA Feingold O'Keeffe Fund	10,326,234	11,055,974
	HFR RVA Kayne MLP 1.25x Fund	3,589,586	4,735,090
	HFR RVA Salient MLP 1.25x Fund	4,158,900	4,551,047
	HFR RVA Whitebox Fund	7,514,350	8,482,101
			44,763,695
Total Investments** (Cost - $146,963,296*) - 92.2%			166,880,643
Other Assets Less Liabilities - 7.8%			14,085,295

Members' Capital - 100.0%			$180,965,938

Percentages shown are stated as a percentage of net assets as of January 31, 2011.

See Notes to Financial Statements

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Schedule of Investments (continued) As of January 31, 2011

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$145,754,692
	Gross unrealized appreciation	$35,853,443
	Gross unrealized depreciation	(14,727,492)
	Net unrealized appreciation	$21,125,951

**	Non-income producing securities.

Investments by Strategy (as a percentage of total investments)
Equity Hedge	27.2%
Relative Value	26.8
Distressed Securities	12.4
Event Driven	10.4
Macro	10.2
Merger Arbitrage	6.3
Convertible Arbitrage	4.6
Market Neutral	2.1
100.0%

See Notes to Financial Statements

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Statement of Assets, Liabilities and Members’ Capital As of January 31, 2011

Assets

Investments in Trusts, at fair value (cost - $146,963,296)	$166,880,643
Cash and cash equivalents	5,770,561
Investments in Trusts paid in advance	16,823,400
Rebate receivable	53,121
Other assets	23,138
Total assets	189,550,863

Liabilities

Payable for Units tendered	5,599,132
Subscriptions received in advance	2,563,300
Management fee payable	188,703
Directors' fees payable	2,350
Accrued expenses and other liabilities	231,440
Total liabilities	8,584,925

Members' Capital

Total members' capital	$180,965,938

Members' Capital per Unit

Wells Fargo Multi-Strategy 100 Fund I, LLC (124,425.5037 Units outstanding)	$1,013.8471
Wells Fargo Multi-Strategy 100 TEI Fund I, LLC (44,654.0808 Units outstanding)	$1,011.4442
Wells Fargo Multi-Strategy 100 Fund A, LLC (3,928.5043 Units outstanding)	$1,083.1116
Wells Fargo Multi-Strategy 100 TEI Fund A, LLC (4,984.2056 Units outstanding)	$1,082.8959

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Statement of Operations For the Year Ended January 31, 2011

Investment Income

Interest	$552
Rebate	560,016
Total investment income	560,568

Fund Expenses

Management fee	1,893,285
Accounting and administration services fees	157,471
Professional fees	146,000
Registration fees	35,871
Withholding tax - TEI	22,604
Directors' fees	10,889
Custody fees	10,178
Other operating expenses	170,332
Total expenses	2,446,630
Net investment loss	(1,886,062)

Net Realized and Unrealized Gain/(Loss) on Investments

Net realized gain from investments in Trusts	328,826
Net change in unrealized appreciation on investments in Trusts	15,363,055
Total net realized and unrealized gain from investments in Trusts	15,691,881

Net increase in members' capital resulting from operations	$13,805,819

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Statements of Changes in Members’ Capital

For the Year Ended January 31, 2011	For the Year Ended January 31, 2010

Increase (Decrease) in Members' Capital
Operations

Net investment loss	$(1,886,062)	$(1,623,369)
Net realized gain/(loss) from investments in Trusts	328,826	(3,412,028)
Net change in unrealized appreciation on investments in Trusts	15,363,055	11,791,318
Net increase in members' capital resulting from operations	13,805,819	6,755,921

Capital Transactions

Issuance of Units	61,994,000	28,525,500
Units tendered	(14,592,094)	(7,034,009)
Increase in members' capital derived from capital transactions	47,401,906	21,491,491

Members' Capital

Total increase in members' capital	61,207,725	28,247,412
Beginning of year	119,758,213	91,510,801
End of year	$180,965,938	$119,758,213

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Statement of Cash Flows For the Year Ended January 31, 2011

Cash Used for Operating Activities

Net increase in members' capital resulting from operations	$13,805,819
Adjustments to reconcile net increase in members' capital resulting from operations to net cash used in operating activities:
Increase in investments in Trusts paid in advance	(7,461,200)
Increase in rebate receivable	(18,896)
Increase in other assets	(222)
Decrease in directors' fees payable	(483)
Decrease in proceeds received in advance	(23,635)
Increase in management fee payable	63,825
Increase in accrued expenses and other liabilities	18,746
Net realized gain from investments in Trusts	(328,826)
Net change in unrealized appreciation on investments in Trusts	(15,363,055)
Purchases of Trusts	(145,067,219)
Sales of Trusts	106,462,823

Net cash used in operating activities	(47,912,323)

Cash Provided by Financing Activities

Proceeds from issuance of Units (net of change in subscriptions received in advance of $465,300)	62,459,300
Payments on tender of Units (net of change in payable for Units tendered of $4,715,999)	(9,876,096)
Net cash provided by financing activities	52,583,204

Cash and Cash Equivalents

Net increase in cash and cash equivalents	4,670,881
Cash and cash equivalents at beginning of year	1,099,680
Cash and cash equivalents at end of year	$5,770,561

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Financial Highlights

	Wells Fargo Multi-Strategy 100 Fund I, LLC
	For the Year Ended January 31, 2011		For the Year Ended January 31, 2010		For the Period from August 1, 2008 (a) to January 31, 2009
Per unit operating performance: (For unit outstanding throughout the period)

Members' capital per Unit at beginning of period	$932.6283		$875.1644		$1,000.0000

Income from investment operations:

Net investment loss(b)	(11.8110)		(13.3449)		(7.8778)
Net realized and unrealized gain/(loss) from investments	93.0298		70.8088		(116.9578)
Total from investment operations	81.2188		57.4639		(124.8356)
Members' capital per Unit at end of period	$1,013.8471		$932.6283		$875.1644
Total return	8.71%		6.57%		(12.48% )

Ratios to average members' capital:

Expenses(c) (d)	1.61%		1.82%		2.07%
Net investment loss(c) (d)	(1.24%	)	(1.48%	)	(1.71% )

Members' capital, end of year (in thousands)	$126,148		$85,418		$60,584
Portfolio turnover	73%		89%		30%

	Wells Fargo Multi-Strategy 100 TEI Fund I, LLC
	For the Year Ended January 31, 2011		For the Year Ended January 31, 2010		For the Period from August 1, 2008 (a) to January 31, 2009
Per unit operating performance: (For unit outstanding throughout the period)

Members' capital per Unit at beginning of period	$930.9349		$875.1644		$1,000.0000

Income from investment operations:

Net investment loss(b)	(12.3149)		(14.9640)		(7.8778)
Net realized and unrealized gain/(loss) from investments	92.8242		70.7345		(116.9578)
Total from investment operations	80.5093		55.7705		(124.8356)
Members' capital per Unit at end of period	$1,011.4442		$930.9349		$875.1644
Total return	8.65%		6.37%		(12.48% )

Ratios to average members' capital:

Expenses(c) (d)	1.67%		2.01%		(2.07% )
Net investment loss(c) (d)	(1.30%	)	(1.67%	)	(1.71% )

Members' capital, end of year (in thousands)	$45,165		$34,340		$30,927
Portfolio turnover	73%		89%		30%

See Notes to Financial Statements

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Financial Highlights(continued)

Wells Fargo Multi-Strategy 100 Fund A, LLC
For the Period from September 1, 2010 (a) to January 31, 2011
Per unit operating performance: (For unit outstanding throughout the period)

Members' capital per Unit at beginning of period	$1,000.00

Income from investment operations:

Net investment loss(b)	(5.3363)
Net realized and unrealized gain from investments	88.4479
Total from investment operations	83.1116
Members' capital per Unit at end of period	$1,083.1116
Total return	8.31%

Ratios to average members' capital:

Expenses(c) (d)	1.61%
Net investment loss(c) (d)	(1.23% )
Members' capital, end of period (in thousands)	$4,255
Portfolio turnover	73%

Wells Fargo Multi-Strategy 100 TEI Fund A, LLC
For the Period from September 1, 2010 (a) to January 31, 2011
Per unit operating performance: (For unit outstanding throughout the period)

Members' capital per Unit at beginning of period	$1,000.0000

Income from investment operations:

Net investment loss(b)	(5.5458)
Net realized and unrealized gain from investments	88.4417
Total from investment operations	82.8959
Members' capital per Unit at end of period	$1,082.8959
Total return	8.29%

Ratios to average members' capital:

Expenses(c) (d)	1.66%
Net investment loss(c) (d)	(1.28% )

Members' capital, end of period (in thousands)	$5,397
Portfolio turnover	73%

(a)	Inception date.

(b)	Based on average units outstanding.

(c)	The expenses and net investment income/(loss) ratios do not include expenses of the Trusts in which the Master Fund invests.

(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements
January 31, 2011

1. Organization and Description of Business

Wells Fargo Multi-Strategy 100 Master Fund I, LLC (the “Master Fund”), a Delaware limited liability company, has been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”) since August 1, 2008.  The Master Fund is a closed-end management investment company.  Wells Fargo Alternative Asset Management, LLC, a Delaware limited liability company (the “Adviser” or “WFAAM”), is the investment adviser to the Master Fund.

The Master Fund operates under a “master fund/feeder fund” structure where an individual feeder fund’s shareholders indirectly invest substantially all of their investable assets in the Master Fund.  The Master Fund’s shareholders are collectively referred to as the “Feeder-Funds”.  At January 31, 2011, Wells Fargo Multi-Strategy 100 Fund I, LLC (the "Taxable Investor Fund"), Wells Fargo Multi-Strategy 100 TEI Fund I, LLC (the "TEI Fund"), Wells Fargo Multi-Strategy 100 Fund A, LLC (the "Taxable Investor Fund A") and Wells Fargo Multi-Strategy 100 TEI Fund A, LLC (the "TEI Fund A") were the only shareholders invested in the Master Fund.  The TEI Fund invests in the Master Fund through Wells Fargo Multi-Strategy 100 TEI Fund I, LDC (the “Offshore Feeder Fund”) and the TEI Fund A invests in the Master Fund through Wells Fargo Multi-Strategy 100 TEI Fund A, LDC (the “Offshore Feeder Fund A”).  The Taxable Investor Fund, TEI Fund, Taxable Investor Fund A and TEI Fund A together are referred to as the "Feeder Funds".  The Master Fund and the Feeder Funds together are referred to as the "Funds".

The Master Fund’s investment objective is to maximize total return while maintaining equity-like volatility and downside protection in declining markets to reward the investors with consistent yet outsized equity-like returns over longer investment time horizons.  The Master Fund generally pursues its investment objective by investing in private investment funds, presently in certain of the various sub-trusts (each, a “Trust”, together, the “Trusts”) of HFR Umbrella Trust (“Umbrella Trust”), a Bermuda Unit Trust.  Each Trust pursues a distinct investment strategy under the direction of an independent investment manager (each, a “Trading Manager”).  Each Trust is associated with a specific Trading Manager and strategy.  WFAAM intends to utilize various investment strategies including, but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage.  WFAAM also intends to use proprietary analytical and optimization techniques to create combinations of strategies to achieve the risk and return objectives.  WFAAM reserves the right to retain assets at the Master Fund level and to invest assets of the Master Fund in securities and assets other than the Trusts, including other private investment funds. There is no guarantee the Master Fund will achieve its investment objective.

Under the Master Fund's organizational documents, its officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts with service providers that contain a variety of indemnification clauses.  The Master Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Master Fund and, therefore, cannot be estimated.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Master Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)  Valuation of investments in Trusts – The Master Fund values its investments in the Trusts at fair value in accordance with procedures established by the Master Fund’s Board of Managers (the “Master Fund Board”).  The fair value of the Master Fund’s interest in a Trust will generally represent the net asset value of the Trust as a practical expedient.  The Master Fund could reasonably expect to receive this amount from the Trust or from a third party if the Master Fund’s interest were redeemed or sold at the time of valuation, based on information

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
January 31, 2011

reasonably available at the time the valuation is made and that the Master Fund believes to be reliable.  These investments are redeemable with the Trusts at net asset values under the original terms of the partnership agreements and/or subscription agreements and operations of the Trusts.  However, it is possible that these redemption rights may be restricted or eliminated by the Trusts in the future in accordance with the underlying funds’ agreements.  Due to the nature of the investments held by the Trusts, changes in market conditions and the economic environment may significantly impact the net asset value of the Trusts and the fair value of the Master Fund’s interests in the Trusts.  Furthermore, changes to the liquidity provisions of the Trusts may significantly impact the fair value of the Master Fund’s interests in the Trusts.  Under some circumstances, the Master Fund or the Adviser may determine, based on other information available to the Master Fund or the Adviser, that a Trust’s reported valuation does not represent fair value.  In addition, the Master Fund may not have a Trust’s reported valuation as of a particular fiscal period end.  In such cases, the Master Fund would determine the fair value of such a Trust based on any relevant information available at the time.  The Master Fund Board has also established procedures for the valuation of investment securities, if any, held directly by the Master Fund.

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.  A detailed depiction of each investment in the Master Fund by strategy can be found in the tables within the Schedule of Investments.

(b)  Income taxes – The Master Fund is classified as a partnership for U.S. federal income tax purposes and not as an association taxable as a corporation.  No provision has been made in the accompanying Financial Statements as the individual partners are responsible for income taxes, if any.

Accounting for Uncertainty in Income Taxes set forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.  Management has analyzed the Master Fund’s tax positions and has concluded that no provision for income tax is required in the Master Fund’s financial statements.  The Master Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  The Master Fund filed 2008 and 2009 federal income tax return and it remains subject to examination by the Internal Revenue Service.  The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the year ended January 31, 2011, the Master Fund did not incur any interest or penalties.

(c)  Security transactions and investment income – The Master Fund’s transactions are recorded on the effective dates of the transactions.  Realized gains and losses on the Master Fund transactions are determined on the average cost basis.  Interest income is recognized on the accrual basis.  The Master Fund will indirectly bear a portion of the Trusts’ income and expenses, including management fees and incentive fees charged by the Trusts.  That income and those expenses are recorded in the Master Fund’s financial statements as unrealized appreciation/depreciation and not as income or expense on the statement of operations or in the financial highlights.

(d)  Cash and Cash Equivalents – The Master Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits.  The Master Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits.  All interest income earned will be paid to the Master Fund.

(e)  Rebate Income – A portion of the management fees charged by the investment managers of the Trusts that the Master Fund invests in is rebated to the Master Fund and is recognized on the accrual basis.

(f)  Distributions – The Master Fund presently does not intend to make periodic distributions of its net income or gains, if any, to investors (the “Members”).  The amount and times of distributions, if any, will be determined in the sole and absolute discretion of the Master Fund Board.

(g)  Use of estimates – The preparation of the Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statement.  Actual results could differ from those estimates.

(h) Operating Expenses – The Master Fund bears all expenses incurred in its business and operations.  Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses.  Operating costs also include, by way of example: (1) investment related expenses, including, but not limited to, brokerage commissions, research fees, and other transactions costs; (2) interest and commitment expense on any borrowings; and (3) all costs and expenses associated with the registration of the Master Fund under, and compliance with, any applicable federal and state laws. Such expenses are pro rated among all Members.

(i)  Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the “Administrator”) serves as the Administrator to the Master Fund.  On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation.  At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc.  Under an agreement made between the Administrator and the Master Fund, the following annual fee will be calculated upon the Master Fund’s beginning of the month’s net assets and paid monthly:

0.075% of the first $200 million of aggregate beginning of month net assets;
0.060% of the next $200 million of aggregate beginning of month net assets; and
0.040% of aggregate beginning of month net assets in excess of $400 million.

Asset-based fees will not be charged to the Feeder Funds; provided that 100% of the assets of the Feeder Fund invest into the Master Fund.

PFPC Trust Company (the “Custodian”), which will be renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, serves as the Custodian to the Master Fund, which pays the Custodian a monthly fee based on gross ending assets at the end of each month.

The Master Fund also pays the Administrator certain fixed fees for tax preparation and other services.

3.  Investment Advisory Agreement

The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”).  The Adviser also serves as investment adviser to private investment funds, some of

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
January 31, 2011

which utilize a multi-manager, multi-strategy investment approach.  The Adviser is exempt from registering as a “commodity trading advisor” with the CFTC under CFTC Rule 4.14(a)(8), and the Feeder Funds and the Master Fund each are exempt from registering as a “commodity pool operator” pursuant to CFTC Rule 4.5.  The Adviser is responsible for identifying what it considers to be attractive investment opportunities and for day-to-day oversight of the Master Fund’s portfolio.  Subject to policies adopted by the Master Fund Board and each Feeder Fund’s Board of Managers (the “Feeder Fund Board”) and applicable law, the Adviser is responsible for the day-to-day management of the Master Fund and for the allocation of the Master Fund’s assets to various Trusts.

Investment advisory services are provided to the Master Fund by WFAAM pursuant to an investment advisory agreement dated July 31, 2008 (the “Advisory Agreement”).  As compensation for services and facilities provided by the Adviser under the Advisory Agreement, the Master Fund pays the Adviser each month a fee (“Management Fee”) equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding limited liability company interests (“Master Fund Interests”) of the Master Fund determined as of the last business day of that month (before any repurchases of Master Fund Interests).  A portion of the Management Fee may be reallocated internally to affiliates of the Adviser that supply services related to the distribution of Units.

In addition, each Feeder Fund Board has approved a service agreement entered into among each feeder and the Adviser under the same terms, except as set forth in the next sentence.  Under such agreement, the Feeder Funds do not pay the Adviser a fee if and for so long as the Feeder Funds are invested solely in the Master Fund.

4.  Investment Transactions

Purchases of Trusts for the year ended January 31, 2011 were $145,067,219 and proceeds from sales of Trusts for the year ended January 31, 2011 were $106,462,823.

5.  Investments in Trusts

The Umbrella Trust serves as a transparency platform, which WFAAM believes provides a wide spectrum of investment strategies managed by numerous independent managers.  WFAAM actively allocates, and from time to time reallocates, the Master Fund’s assets among certain of the various Trusts.  While redemptions are permitted as noted in the table below for the Trusts, such redemptions may be suspended at any time upon the election of the management of the Trusts.

The investment manager of the Umbrella Trust and each Trust is HFR, whose managing member is HFR Group, L.L.C., also a Delaware limited liability company.  HFR Asset Management L.L.C. (“HFR”) is registered as an investment adviser under the Advisers Act.

The following table lists the Master Fund’s investments in the Trusts for the year ended January 31, 2011, none of which was a related party.  The Master Fund indirectly bears fees and expenses as an investor in the Trusts.  Each series of each Trust will pay HFR a management fee, accrued monthly and paid quarterly.  The fee rate will vary and is expected to range from 1.10% to 2.60% per annum of the net asset value of that series. Additionally, HFR will generally receive an incentive allocation from each series of each Trust equal to 20% of any net new appreciation of that series as of the end of each performance period for which an incentive allocation is determined.

Information about the underlying investments held by the Trusts is not readily available, so it is unknown whether the Trusts hold any single investment whereby the Master Fund’s proportionate share equals 5% of each Trust’s net assets at January 31, 2011.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
January 31, 2011

Investments in Trusts	% of Master Fund's Total Fair Value	Fair Value	Net Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Redemptions Permitted
HFR CA Lazard Rathmore Fund	4.6	$7,705,777	$821,136	$592,319	Monthly
HFR DS Feingold O'Keeffe Fund	2.9	4,816,278	139,277	532,958	Monthly
HFR DS Opportunity Fund	—	—	150,210	(154,497)	Closed
HFR DS Restoration Fund	—	—	18,162	(26,716)	Closed
HFR DS Tiedemann Fund	2.2	3,680,795	104,412	11,484	Monthly
HFR ED Courage Special Situations Fund	2.7	4,423,303	(408,318)	(249,987)	Monthly
HFR ED Global Fund	4.6	7,620,760	225,597	123,563	Monthly
HFR ED York Fund	3.2	5,260,356	77,806	261,599	Monthly
HFR EM Outrider Fund	7.3	12,200,481	346,021	377,386	Monthly
HFR HE 360 Fund	6.9	11,467,972	(348,950)	(5,631)	Monthly
HFR HE Ajia Lighthorse China Growth Fund	7.3	12,226,723	1,341,194	383,355	Monthly
HFR HE Asia Performance Fund	—	—	(97,501)	85,315	Monthly
HFR HE Europe Performance Fund	—	—	(100,085)	38,440	Monthly
HFR HE Jade Fund	8.8	14,766,014	6,276,227	924,713	Monthly
HFR HE Soundpost Fund	—	—	(656,361)	44,296	Monthly
HFR HE Systematic Fund	4.1	6,868,391	1,058,777	327,190	Monthly
HFR MA Select Opportunity Fund	2.2	3,655,294	211,220	100,227	Monthly
HFR MA Shorewater Fund	2.1	3,458,861	(98,483)	194,972	Monthly
HFR MA Strategic Fund	2.1	3,486,379	230,189	6,614	Monthly
HFR Macro Discovery Fund	—	—	2,664,158	(2,743,472)	Monthly
HFR Macro Galle Fund	—	—	—	(525,473)	Monthly
HFR Macro Galtere Commodity Fund	3.2	5,393,299	130,899	—	Monthly
HFR Macro GAM Global Rates Fund	3.7	6,103,716	387,986	—	Monthly
HFR Macro Seal Fund	—	—	(31,616)	(141,829)	Monthly
HFR MF Beach Fund	1.2	2,020,335	(161,112)	366,587	Monthly
HFR MF Conquest Fund	—	—	—	(127,009)	Monthly
HFR MF Diversified Select Fund	2.1	3,502,659	40,578	382	Monthly
HFR MN Sabre Style Arbitrage Fund	2.1	3,459,555	(88,445)	—	Monthly
HFR RVA Advent Global Opportunity Fund	7.4	12,429,534	815,940	253,895	Monthly
HFR RVA ARX Fund	—	—	(104,311)	95,433	Monthly
HFR RVA Constellation Fund	2.1	3,509,949	47,218	230	Monthly
HFR RVA Feingold O'Keeffe Fund	6.6	11,055,974	729,740	—	Monthly
HFR RVA Harvest 1.25x Fund	—	—	(73,133)	458,677	Monthly
HFR RVA Kayne MLP 1.25x Fund	2.8	4,735,090	928,182	121,086	Monthly
HFR RVA Opal Fund	—	—	—	540	Monthly
HFR RVA Salient MLP 1.25x Fund	2.7	4,551,047	392,147	—	Monthly
HFR RVA Swank 1.25x Fund	—	—	—	228,262	Monthly
HFR RVA Titan Fund	—	—	(209,233)	(1,305,825)	Monthly
HFR RVA Westspring Fund	—	—	—	(126,199)	Monthly
HFR RVA Whitebox Fund	5.1	8,482,101	603,527	205,941	Monthly

Total Investments in Trusts	100.0%	$166,880,643	$15,363,055	$328,826

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
January 31, 2011

The following is a summary of the investment strategies of the investments in the Trusts held in the Master Fund as of January 31, 2011.  All Trusts are redeemable monthly with 15 business days prior written notice to the administrator of respective Trust, except for HFR ED Courage Special Situations Fund, which is redeemable monthly with 30 calendar days prior written notice to the administrator of respective Trust.  The Master Fund had no unfunded capital commitments as of January 31, 2011.

The Trust in the convertible arbitrage strategy involves purchasing a portfolio of convertible securities and hedging those positions by selling short the underlying common stock.  Trading Managers will, in an effort to capitalize on relative pricing inefficiencies, purchase long positions in convertible securities, generally convertible bonds, convertible preferred stock or warrants, and hedge a portion of the equity risk by selling short the underlying common stock.  Trading Managers may also seek to hedge interest rate exposure under some circumstances.

The Trusts in the distressed securities strategy invest in, and may sell short, the securities of companies where the security’s price has been, or is expected to be, affected by a distressed situation.  This may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings.  Trading Managers will seek profit opportunities arising from inefficiencies in the market for such securities and other obligations.

The Trusts in the equity hedge strategy combine core long holdings of equities with short sales of equities as well as limited use of options and CFTC-approved futures contracts primarily for hedging purposes.  Profits are made when long positions appreciate and stocks sold short depreciate.  Conversely, losses are incurred when long positions depreciate and/or the value of stocks sold short appreciates.

The Trusts in the event driven strategy invest in opportunities created by significant transactional events, such as spin-offs, mergers and acquisitions, bankruptcy reorganizations, recapitalizations and share buybacks.  Instruments include long and short common and preferred stocks, as well as debt securities, options and CFTC-approved futures contracts primarily for hedging purposes.  Trading Managers may hedge against market risk by purchasing S&P put options or put option spreads.

The Trusts in the macro strategy attempt to identify extreme price valuations in stock markets, interest rates, foreign exchange rates and physical commodities, and make leveraged bets on the anticipated price movements in these markets.  To identify extreme price valuations, Trading Managers generally employ a top-down global approach that concentrates on forecasting how global macroeconomic and political events affect the valuations of financial instruments.

The Trusts in the market neutral strategy strive to generate consistent returns in both up and down markets by selecting positions with a total net exposure of zero.  Trading Managers will hold a large number of long equity positions and an equal, or close to equal, dollar amount of offsetting short positions for a total net exposure close to zero.  By taking long and short positions in equal amounts, an equity neutral Trading Manager seeks to neutralize the effect that a systematic change will have on values of the stock market as a whole.

The Trusts in the merger arbitrage strategy focus on investment opportunities that arise from corporate transactions and business combinations of varied nature, consisting of but not limited to, acquirer/target and mergers between business entities.  Trading Managers will seek profit opportunities arising from inefficiencies in the market for such securities and other obligations, as a function of ongoing transaction developments determining ultimate realized value.

The Trusts in the relative value strategy employ multiple arbitrage investment strategies including forms of fixed-income arbitrage, merger arbitrage, convertible arbitrage, pairs trading, index-rebalancing arbitrage and capital structure arbitrage.  Generally, Trading Managers take offsetting long and short positions in similar or

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
January 31, 2011

related securities when their values, which are mathematically or historically interrelated, are temporarily distorted.  In addition, Trading Managers make decisions regarding which relative value strategies offer the best opportunities at any given time and weight strategies accordingly in their overall portfolio.

The investments in Trusts paid in advance of $16,823,400 on the Statement of Assets, Liabilities and Members’ Capital relates to cash paid prior to year end for investments in Trusts effective February 1, 2011.

6.  Fair Value Measurements

The Master Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●	Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.
●	Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.
●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

When the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to fair value.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between the levels indicated above for the year ended January 31, 2011.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Master Fund's members' capital as of January 31, 2011 is as follows:

Description	Total Fair Value at January 31, 2011	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Arbitrage	$7,705,777	$—	$7,705,777	$—
Distressed Securities	20,697,554	—	20,697,554	—
Equity Hedge	45,329,100	—	45,329,100	—
Event Driven	17,304,419	—	17,304,419	—
Macro	17,020,009	—	17,020,009	—
Market Neutral	3,459,555	—	3,459,555	—
Merger Arbitrage	10,600,534	—	10,600,534	—
Relative Value	44,763,695	—	44,763,695	—
Total Investments	$166,880,643	$—	$166,880,643	$—

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
January 31, 2011

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in Trusts- Distressed Securities

Balance, as of February 1, 2010	$610,002
Realized gain (loss)	(181,213)
Change in unrealized appreciation/depreciation	168,373
Net purchases (sales)	(597,162)
Balance, as of January 31, 2011	$-

The net change in unrealized appreciation/depreciation on Level 3 investments in Trusts still held as of January 31, 2011 is $0.

7.  Capital Share Transactions

The Master Fund intends to accept initial and additional subscriptions for Units made after the closing date and the commencement of the Master Fund’s investment operations only once each month, effective as of the opening of business on the first business day in that month at the relevant net asset value per Unit of the Master Fund as of the close of business on the last business day of the prior month. The Master Fund Board may discontinue accepting subscriptions at any time.

To provide a limited degree of liquidity to Members, the Master Fund may from time to time offer to repurchase Units pursuant to written tenders by Members. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Master Fund Board in its sole discretion.

The Feeder Funds' assets consist primarily of interests in the Master Fund.  With respect to the TEI Fund, these interests are held through the Offshore Feeder Fund.  The Master Fund Board expects that the Master Fund will conduct repurchase offers on a quarterly basis in order to permit the Feeder Funds to meet their obligations under their repurchase offers.

For the year ended January 31, 2011, transactions in the Master Fund's interest were as follows:

	Issuance (in Units)	Issuance	Tender (in Units)	Tender

Taxable Investor Fund	45,319	$43,130,800	(12,482)	$(11,990,400)

Taxable Investor Fund A	3,929	3,976,000	-	-

TEI Fund	10,438	9,799,400	(2,672)	(2,601,694)

TEI Fund A	4,984	5,087,800	-	-
	64,670	$61,994,000	(15,154)	$(14,592,094)

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
January 31, 2011

8.  Risk Factors

An investment in the Master Fund involves various risks. The Master Fund allocates assets to Trusts that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.  No guarantee or representation is made that the investment program will be successful.

9.  Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Fund through financial statement issuance and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Supplemental Information (unaudited)

The Boards of Managers of the Funds and the Master Fund

The Feeder Fund Boards and the Master Fund Board provide broad oversight over the operations and affairs of the Funds, and have overall responsibility to manage and control the business affairs of the Funds, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Funds’ business.  The Feeder Fund Boards and the Master Fund Board exercise the same powers, authority and responsibilities on behalf of the Funds, as are customarily exercised by the board of directors of a registered investment company organized as a corporation or trust.  The Offshore Feeder Fund has two members: the TEI Fund (which serves as the managing member) and the Adviser (which holds only a nominal, non-voting, non-participating interest).  The Offshore Feeder Fund does not have a board of directors.  The Members of the Offshore Feeder Fund have delegated the day-to-day management, as well as general oversight responsibilities of the Offshore Feeder Fund, to the TEI Fund.  The Board of the TEI Fund therefore effectively makes all decisions on behalf of the Offshore Feeder Fund.

The managers of the Feeder Fund Boards and the Master Fund Board are not required to contribute to the capital of the Funds or to hold Units of the Funds.  A majority of the managers of the Feeder Fund Boards and the Master Fund Board are persons who are not “interested persons” (as defined in the 1940 Act) of the Funds (collectively, the “Independent Managers”).  The Independent Managers perform the same functions for the Funds as are customarily exercised by the non-interested directors or trustees of a registered investment company organized, respectively, as a corporation or a trust.

The identity of the Independent Managers and officers of the Funds and brief biographical information regarding each such person during the past five years is set forth below.  Each Independent Manager who is deemed to be an “interested person” of the Funds, as defined in the 1940 Act (an “Interested Manager”), is indicated by an asterisk. The business address of each person listed below is 333 Market Street, 29th Floor, San Francisco, CA 94105.

Managers

Name and Age	Position(s) with the Funds	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex2 Overseen by Manager	Other Directorships Held by Manager
Adam Taback* Age: 39	Manager, President	Indefinite term (since March 15, 2011)	President, Wells Fargo Alternative Asset Management, LLC, since March 15, 2011; President, Alternative Strategies Group, Inc., since 2001	8	ASGI Agility Income Fund, ASGI Aurora Opportunities Fund, LLC, ASGI Corbin Multi-Strategy Fund, LLC
Dennis G. Schmal, 63	Manager, Audit Committee Chairperson	Indefinite term (since August 1 2008)	Self-employed; Board Director and Consultant	8
Director of Grail Advisors ETF Trust (5 Funds) since 2009, Director of the AssetMark mutual funds (13 Funds) since 2007; Chairman of the Board of Directors of Pacific Metrics Corporation since 2005; Director of Varian Semiconductor Equipment Associates since 2004; Director of Merriman Curhan Ford Group since 2003; Director of North Bay Bancorp from 2006 to 2007.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Supplemental Information (unaudited) (continued)

Name and Age	Position(s) with the Funds	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex2 Overseen by Manager	Other Directorships Held by Manager
Timothy H. Holmes, 49	Manager, Nominating and Compensation Committee Chairperson	Indefinite term (since August 1 2008)	Consultant – Coast Asset Management since 2008; Portfolio Manager of Nuveen Asset Management 2007 to 2008; Managing Member/Chief Operating Officer of Ascendant Capital Partners/ BayStar Capital LLC from 2003 to 2006.	8	None.

*	Indicates an Interested Manager.

(1)
Each Independent Manager serves until death, retirement, resignation or removal from the Fund Board or the Master Fund Board.  Any Independent Manager may be removed either (a) with or without cause by the vote or written consent of at least two thirds (2/3) of the Independent Managers not subject to the removal vote (but only if there are at least three Independent Managers serving on the Board at the time of such vote or written consent) or (b) with or without cause by, if at a meeting, a vote of the Members holding a majority of the total number of votes present at such meeting or, if by written consent, a vote of Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members.

(2)	The “Fund Complex” is comprised of 8 registered investment companies, including the Fund.

Principal Officers who are not Managers:

Name and Age	Position(s) with the Funds	Length of Time Served(1)	Principal Occupation During Past Five Years
Yukari Nakano Age: 58	Chief Operating Officer	Since March 15, 2011	Senior Vice President (since 2003) and Chief Operating Officer (since 2010), Alternative Strategies Group, Inc.
Michael Roman Age: 30	Treasurer	Since March 15, 2011	Fund Reporting Manager, Alternative Strategies Group, Inc., since 2007; Senior Analyst, Alternative Strategies Group, Inc., 2006; Senior Financial Analyst, Turbine, Inc., 2003-2006.
Doretta L. Dunegan, 54	Chief Compliance Officer, Secretary	Since August 1 2008	CCO of WFAAM since 2005, Vice President and Compliance Manager, Wells Fargo Wealth Management since 2004; CCO of Nelson Capital Management, LLC from 2005 to 2009.

(1)	Each officer serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Supplemental Information (unaudited) (continued)

Form N-Q Filings

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting Policies

Information on how the Master Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (415) 371-4000 and on the SEC’s web site at www.sec.gov.

Item 2. Code of Ethics.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)
There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)
The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of managers has determined that Dennis Schmal is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)
The aggregate fees billed from the registrant’s inception on September 1, 2010 through January 31, 2011 for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $2,000.

Audit-Related Fees

(b)
The aggregate fees billed from the registrant’s inception on September 1, 2010 through January 31, 2011 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0.

Tax Fees

(c)
The aggregate fees billed from the registrant’s inception on September 1, 2010 through January 31, 2011 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0.

All Other Fees

(d)
The aggregate fees billed from the registrant’s inception on September 1, 2010 through January 31, 2011 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s audit committee (the “Committee”) shall have the power to pre-approve the performance by the registrant’s principal accountant (the “Auditors”) of audit-related services, including internal control-related services, where such services are reasonably related to the performance of the audit or review of the registrant’s financial statements and/or the registrant’s internal control over financial reporting that are traditionally performed by the independent auditor.

The Committee shall have the power to pre-approve the performance by the Auditors of any non-audit service, including tax services, for the registrant, if such service is not a prohibited service under Section 201 of the Sarbanes-Oxley Act of 2002, and such pre-approval shall be required before any such service may be performed for the registrant.  The Committee shall timely advise the principal executive officer and principal financial officer of the registrant (or whoever is responsible for preparing and filing the registrant’s reports under the Securities Exchange of 1934, as amended, as required by the Investment Company Act) of the approval of such audit non-service and shall direct that such service be disclosed in such reports.

(e)(2)
The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) N/A

(d) N/A

(f)
The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)
The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant from the registrant’s inception on September 1, 2010 through January 31, 2011 were $0.

(h)
The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Proxy Voting Policies are attached herewith.

Wells Fargo Alternative Asset Management, LLC
Policies and Procedures regarding Voting of Proxies

I.           Introduction

The following guidelines and standards are established to govern the process of voting proxies received by Wells Fargo Multi-Strategy 100 Fund I, LLC (“100 Fund”), Wells Fargo Multi-Strategy 100 Fund A, LLC (“100 Fund A”), Wells Fargo Multi-Strategy 100 TEI Fund I, LLC (“100 TEI Fund”), Wells Fargo Multi-Strategy 100 TEI Fund A (“100 TEI Fund A”) (collectively the MS 100 Fund Series”); and Wells Fargo Multi-Strategy 100 Master Fund I, LLC (the “Master Fund”) (each a “Fund” and collectively the “Funds”), each of which is a registered investment company advised by Wells Fargo Alternative Asset Management, LLC (the “Adviser”).

II.            Procedures

The following are steps that will be taken by (A) each of the MS 100 Fund Series and (B) the Master Fund in voting proxies.

(A)  The MS 100 Fund Series.

Whenever the MS 100 Fund Series, as an investor in the Master Fund, is requested to vote on matters pertaining to the Master Fund (other than the termination of a Master Fund’s business which may be determined by the Board of Managers of the Master Fund without investor approval), the MS 100 Fund Series will seek instructions of its members, without the necessity of holding a meeting or obtaining a quorum of members, and vote all of the MS 100 Fund Series’ interests in the Master Fund proportionately to the instructions received from those members.  Similarly, whenever the MS TEI Fund Series, as a member in the Master Fund through Wells Fargo Multi-Strategy 100 TEI Fund I, LDC (“LDC”), is requested to vote on matters pertaining to the Master Fund (other than the termination of the Master Fund’s business), the LDC will pass voting rights to the MS TEI Fund Series, and the MS TEI Fund Series will seek instructions of its members, without the necessity of holding a meeting or obtaining a quorum of members, and vote all of the MS TEI Fund Series’ interests in the Master Fund proportionately to the instructions received from those members.  Thus, the LDC will not vote on Master Fund matters requiring a vote of the Master Fund’s members without the instruction of Members of the MS TEI Fund Series.  Each Fund shall vote units for which it receives no voting instructions in the same proportion as the units for which it receives voting instructions.

(B)  Master Fund.

The Master Fund invests in underlying funds (sub trusts, currently), that do not issue voting securities.  Therefore, the Master Fund does not receive proxies and is not called upon to vote proxies.  If the Master Fund ever would be called upon to vote proxies, the Adviser’s policy is to exercise proxy voting authority in a prudent and diligent manner and to make voting decisions on behalf of the Master Fund and its interest holders, based on the Adviser’s reasonable judgment of what is in the Master Fund’s best interest.  The Adviser bases its decision on analysis and judgment of the particular facts and circumstances in question.  Thus, if the Master Fund invests in voting securities, if any, its primary consideration in voting portfolio proxies would be the financial interests of the Master Fund and its interest holders.  The Adviser believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved.  As a matter of practice, the Adviser will vote on most issues presented in a trust proxy statement in accordance with the position of the company’s management, unless the Adviser determines that voting in accordance with managements’ recommendation would adversely affect the investment merits of owning the investment.  However, the Adviser will consider each issue on its own merits, and will not support the position of the company’s management in any situation where, in the Adviser’s judgment, it would not be in the best interests of the client to do so.  In addition, the Master Fund invests only in trusts that are unaffiliated with the Adviser.

III.           Disclosure of Votes

Information regarding how proxies received, if any, by the Funds were voted during the 12-month period ended June 30 of each year will be filed on Form N-PX by each Fund on an annual basis not later than August 31 of each year, as required by Form N-PX and applicable rules, as they may be amended from time to time.

Exhibit 1

Wells Fargo Alternative Asset Management, LLC

Registered Investment Companies

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Wells Fargo Multi-Strategy 100 Fund I, LLC

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Wells Fargo Multi Strategy 100 Fund A, LLC

Wells Fargo Multi-Strategy 100 TEI Fund A, LLC

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Managers or Management Team Members and Description of Role of Portfolio Managers or Management Team Members

Biographies of certain of Wells Fargo Alternative Asset Management, LLC (“WFAAM” or the “Adviser”) principals having portfolio management responsibility for the registrant (the “Fund”) (“WFAAM Managers”) are below:

Adam Taback, President. Mr. Taback is a Director of WFAAM and the Chairman of the WFAAM Advisory Board. He also serves as Chairman of the Board of Managers of the Funds and of the Board of Managers of a family of registered closed-end funds managed by Alternative Strategies Group, Inc. (“ASGI”), an affiliate of WFAAM.  Mr. Taback also serves as President of ASGI and as President of Alternative Strategies Brokerage Services, Inc, an affiliated broker-dealer.  His responsibilities include the management and oversight of various private investment funds and proprietary and non-proprietary alternative investment platforms including hedge funds of funds, managed futures, commodities, private equity and private real estate offerings. Mr. Taback has been with Wells Fargo & Company and predecessor organizations since 1996 serving in various leadership roles throughout the organization. Prior roles at the firm include serving as the Head of the Product Development & Product Management Groups for the Asset & Wealth Management Division and as the Head of the Retail Separate Account and 529 business lines for the Evergreen Investments division of Wells Fargo & Company. Prior to joining Wells Fargo & Company, Mr. Taback served in various finance and investment roles with Blockbuster Entertainment (Viacom) supporting their Music and Latin American Divisions and with Raymond James & Associates. Mr. Taback holds a Bachelor of Arts degree from Syracuse University and a Masters Degree in Accounting from Nova Southeastern University.

Hazlitt Gill.  Hazlitt Gill is a Senior Vice President and serves as the Director of Alternative Strategies Research for WFAAM and ASGI.  Mr. Gill joined Wells Fargo in 2009. Prior to joining Wells Fargo, Mr. Gill was the Chief Investment Officer of RLJ Select Investments, LLC, a joint venture between the RLJ Companies and Deutsche Asset Management, with responsibility for overseeing the investment, due diligence and risk management processes. Prior to working with RLJ Select Investments, Mr. Gill was a Vice President within Morgan Stanley’s Graystone Research group where he was responsible for manager recommendation and monitoring of single strategy hedge fund products.  Prior to Morgan Stanley, Mr. Gill worked within Citigroup’s Alternative Investment Management group where he was responsible for sourcing and recommending single strategy hedge fund products.  Formerly, Mr. Gill worked at Lehman Brothers where he served as a manager analyst and also as portfolio manager for Lehman Brothers Futures Asset Management’s Multi-Strategy II NV and Galois Funds. Mr. Gill also consulted and held positions at Corning, Inc., Nippon Credit Asset Management, and Chase Manhattan Bank, NA. Mr. Gill holds a BS in Mechanical Engineering and an MS in Operations Research & Statistics from Rensselaer Polytechnic Institute.

James Sweetman.  James Sweetman is a Senior Vice President and serves as a Senior Research Analyst with WFAAM and with ASGI, where he is responsible for ongoing research on the Alternative Strategies Platform.  Mr. Sweetman joined Wells Fargo in 2006. His responsibilities include due diligence and on-going monitoring utilizing qualitative and quantitative analysis on hedge funds, private equity, private real estate, managed futures and dedicated commodities.  Prior to his current position, Mr. Sweetman was a Vice President, Client Relationship Manager with Bank of New York’s BNY Alternative Investment Services group responsible for BNY’s relationships with multiple hedge and hedge fund-of-funds.  Prior to that he worked with Prudential Financial as a Vice President, Senior Analyst with the firm’s Alternative Investment Strategies team where he was responsible for ongoing research on managed futures, private equity, and hedge funds.  Mr. Sweetman began his career in 1992 as a Senior Auditor with Prudential Insurance Company.  Mr. Sweetman holds an undergraduate degree from Bernard Baruch College, is NASD (Series 7 and 63) registered, and has been active with the Managed Funds Association.

(a)(2)	Other Accounts Managed by Portfolio Managers or Management Team Members and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Managers or Management Team Members
(as of February 28, 2011)*

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Adviser Managers Subadviser Managers	Number of Accounts**	Total Assets of Accounts Managed ($)	Number of Accounts***	Total Assets of Accounts Managed ($)	Number of Accounts	Total Assets of Accounts Managed ($)
Adam Taback****	3	140,022,761	68	3.062 billion	0	0
Hazlitt Gill****	3	140,022,761	68	3.062 billion	0	0
James Sweetman****	3	140,022,761	68	3.062 billion	0	0

*	Information with respect to some of the Accounts included in the chart is as of a date prior to February 28, 2011. In each case, the latest available information was used.

**
Not including the Wells Fargo Multi-Strategy 100 Master Fund I, LLC, the Wells Fargo Multi-Strategy 100 Fund I, LLC, the Wells Fargo Multi-Strategy 100 TEI Fund I, LLC, the Wells Fargo Multi-Strategy 100 TEI Fund I, LDC, the Wells Fargo Multi-Strategy 100 Fund A, LLC, the Wells Fargo Multi-Strategy 100 TEI Fund A, LLC, or the Wells Fargo Multi-Strategy 100 TEI Fund A, LDC.

***	Pooled vehicles that are part of the same master-feeder structure are reflected as one account.

****	Messrs. Taback, Gill and Sweetman commenced their respective roles with the Funds on March 15, 2011.

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise because WFAAM has day-to-day portfolio management responsibilities with respect to more than one fund. In addition, certain officers of WFAAM are also officers of ASGI, an affiliated investment adviser. WFAAM and ASGI manage other pooled investment vehicles with investment strategies similar to the Fund. Fees earned by WFAAM and ASGI may vary among these funds, and the WFAAM managers (who also may manage ASGI’s funds) may personally invest in these funds. These factors could create conflicts of interest because the WFAAM managers may have incentives to favor certain funds over others, resulting in other funds outperforming the Fund. A conflict may also exist if the WFAAM managers identify a limited investment opportunity that may be appropriate for more than one fund, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple funds. In addition, the WFAAM managers may execute transactions for another fund that may adversely impact the value of securities held by the Fund. However, WFAAM believes that these risks are mitigated by the fact that: (i) WFAAM funds  with like investment strategies managed by the WFAAM managers are generally managed in a similar fashion; (ii) that, while certain ASGI funds have investment strategies that are similar to the Fund, the investment structure of the Fund is such that while the Fund and the ASGI funds might invest with the same manager, the actual investment vehicle in which they invest will likely be different; and (iii) and WFAAM and ASGI each have a policy that seeks to allocate opportunities on a fair and equitable basis.

WFAAM will allocate investment opportunities among the Fund and other funds with similar investment strategies fairly and equitably over time and will not favor certain funds over others, whether advised by WFAAM, ASGI or another affiliate.  WFAAM also will not favor proprietary funds over funds for which all or substantially all of the capital is provided by outside investors.  WFAAM will supervise the allocation of transaction costs and investment opportunities among funds. The Chief Compliance Officer of WFAAM will review its activity to ensure that WFAAM is not unfairly favoring any funds.  Determination of whether an allocation is unfair will depend on the individual facts and circumstances and the funds’ needs and objectives.  WFAAM will make every reasonable effort to allocate opportunities fairly and equitably over time in view of the different investment objectives, diversification requirements, leverage, risk parameters and current positions of the funds.

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members

Compensation for the WFAAM Managers is a combination of a fixed salary and a bonus.  The bonus paid to a WFAAM Manager for any year may be tied, in part, to the performance of the Fund or any other fund managed by the Adviser during such year as compared to the performance of the HFRX Index, HFR Fund of Funds Composite Index, or a peer group of hedge fund of funds deemed to be similar in structure, investment objective, and risk profile as determined by the senior management of the Adviser.  The amount of salary and bonus paid to the WFAAM Managers is based on a variety of factors, including the financial performance of the Adviser, financial performance of Wells Fargo as the parent company of the Adviser, execution of managerial responsibilities, effective oversight of risk and compliance objectives, fund performance, client interactions and teamwork support. WFAAM Managers may also participate in other forms of non-cash compensation provided through Wells Fargo, including a 401k plan that enables them to direct a percentage of their pre-tax salary and certain parent company matching contributions into a tax-qualified retirement plan as well as eligibility to participate in stock option plans with Wells Fargo.

(a)(4)	Disclosure of Securities Ownership

None of the WFAAM Managers currently own any Units of the Fund.

(b)	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wells Fargo Multi-Strategy 100 TEI Fund A, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	April 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	April 8, 2011

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	April 8, 2011

* Print the name and title of each signing officer under his or her signature.